PGIM Real Assets Fund
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 98.5%
Affiliated Mutual Funds 91.5%
Domestic Equity — 31.9%
PGIM Jennison Energy Infrastructure Fund (Class R6)	1,004,896	$6,531,822
PGIM Jennison Natural Resources Fund (Class R6)	72,327	4,317,223
PGIM Select Real Estate Fund (Class R6)	929,296	12,090,139
		22,939,184
Fixed Income — 43.5%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	1,903,695	13,078,385
PGIM TIPS Fund (Class R6)	2,168,346	18,170,737
		31,249,122
International Equity — 16.1%
PGIM Global Real Estate Fund (Class R6)	178,850	3,559,105
PGIM Jennison Global Infrastructure Fund (Class R6)	444,967	7,978,259
		11,537,364

Total Affiliated Mutual Funds (cost $57,678,004)(wa)		65,725,670
Unaffiliated Exchange-Traded Fund 7.0%
iShares Gold Trust* (cost $3,285,597)(bb)	81,556	5,057,288

Total Long-Term Investments (cost $60,963,601)		70,782,958

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,277,920)(bb)(wa)	1,277,920	1,277,920

TOTAL INVESTMENTS 100.3% (cost $62,241,521)		72,060,878
Liabilities in excess of other assets (0.3)%		(224,132)

Net Assets 100.0%		$71,836,746

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1